Note 14 - Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Other Intangible Assets	$ 21,308	$ 21,151
Other Intangible Assets	(21,308)	(21,151)
Other Intangible Assets	24,478	21,308	$ 21,151
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	1,429	3,623
Other Intangible Assets	(1,429)	(3,623)
Other Intangible Assets	1,049	1,429	3,623
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	868	2,173
Other Intangible Assets	(868)	(2,173)
Other Intangible Assets	714	868	2,173
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	2,581	3,116
Other Intangible Assets	(2,581)	(3,116)
Other Intangible Assets	2,219	2,581	3,116
Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	12,622	11,744
Other Intangible Assets	(12,622)	(11,744)
Other Intangible Assets	12,678	12,622	11,744
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	3,789	495
Other Intangible Assets	(3,789)	(495)
Other Intangible Assets	7,771	3,789	495
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	19	0
Other Intangible Assets	(19)	0
Other Intangible Assets	47	19	0
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	(3,317)	(4,568)	(3,106)
Foreign exchange	68	417	(295)
Additions		(831)	860
Disposals	0	0
Reclass to Assets held for sale		(1,694)
Other Intangible Assets	3,317	4,568	3,106
Foreign exchange	(68)	(417)	295
Amortization		(831)	860
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		(1,694)
Amortization		831	(860)
Other Intangible Assets	(4,080)	(3,317)	(4,568)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	(1,123)	(2,158)	(1,405)
Foreign exchange	1	208	(131)
Additions		(385)	405
Disposals	0	0
Reclass to Assets held for sale		(1,232)
Other Intangible Assets	1,123	2,158	1,405
Foreign exchange	(1)	(208)	131
Amortization		(385)	405
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		(1,232)
Amortization		385	(405)
Other Intangible Assets	(1,507)	(1,123)	(2,158)
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	(495)	(855)	(572)
Foreign exchange	8	79	(54)
Additions		(137)	181
Disposals	0	0
Reclass to Assets held for sale		(462)
Other Intangible Assets	495	855	572
Foreign exchange	(8)	(79)	54
Amortization		(137)	181
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		(462)
Amortization		137	(181)
Other Intangible Assets	(624)	(495)	(855)
Accumulated depreciation and amortisation [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	(1,527)	(1,368)	(978)
Foreign exchange	61	115	(92)
Additions		(266)	274
Disposals	0	0
Reclass to Assets held for sale		0
Other Intangible Assets	1,527	1,368	978
Foreign exchange	(61)	(115)	92
Amortization		(266)	274
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		0
Amortization		266	(274)
Other Intangible Assets	(1,732)	(1,527)	(1,368)
Accumulated depreciation and amortisation [member] | Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	(0)	(0)	(0)
Foreign exchange	(0)	(0)	(0)
Additions		(0)	0
Disposals	0	0
Reclass to Assets held for sale		0
Other Intangible Assets	0	0	0
Foreign exchange	0	0	0
Amortization		(0)	0
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		0
Amortization		0	0
Other Intangible Assets	(0)	(0)	(0)
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	(16)	(18)	(0)
Foreign exchange	(2)	2	(0)
Additions		(43)	0
Disposals	0	0
Reclass to Assets held for sale		0
Other Intangible Assets	16	18	0
Foreign exchange	2	(2)	0
Amortization		(43)	0
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		0
Amortization		43	0
Other Intangible Assets	(61)	(16)	(18)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	(156)	(169)	(151)
Foreign exchange	(0)	13	(18)
Additions		(0)	0
Disposals	0	0
Reclass to Assets held for sale		0
Other Intangible Assets	156	169	151
Foreign exchange	0	(13)	18
Amortization		(0)	0
Disposals	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		0
Amortization		0	0
Other Intangible Assets	(156)	(156)	(169)
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	24,625	25,719	11,036
Foreign exchange	123	(1,265)	1,034
Additions	3,857	4,252	559
Acquisitions	0	0	14,144
Disposals	(47)	(9)	(550)
Acquisitions	0	0	(14,144)
Reclass to Assets held for sale		4,072
Other Intangible Assets	(24,625)	(25,719)	(11,036)
Foreign exchange	(123)	1,265	(1,034)
Amortization	3,857	4,252	559
Disposals	47	9	550
Decrease through classified as held for sale, intangible assets other than goodwill		4,072
Amortization	(3,857)	(4,252)	(559)
Other Intangible Assets	28,558	24,625	25,719
Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			504
Acquisitions			(504)
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,552	5,781	4,382
Foreign exchange	4	(542)	411
Additions	0	0	46
Acquisitions	0	0	1,492
Disposals	0	0	(550)
Acquisitions	0	0	(1,492)
Reclass to Assets held for sale		2,687
Other Intangible Assets	(2,552)	(5,781)	(4,382)
Foreign exchange	(4)	542	(411)
Amortization	0	0	46
Disposals	(0)	(0)	550
Decrease through classified as held for sale, intangible assets other than goodwill		2,687
Amortization	0	0	(46)
Other Intangible Assets	2,556	2,552	5,781
Gross carrying amount [member] | Customer-related intangible assets [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			(0)
Acquisitions			0
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	1,363	3,028	2,399
Foreign exchange	(25)	(271)	225
Additions	0	0	0
Acquisitions	0	0	404
Disposals	0	(9)	0
Acquisitions	0	0	(404)
Reclass to Assets held for sale		1,385
Other Intangible Assets	(1,363)	(3,028)	(2,399)
Foreign exchange	25	271	(225)
Amortization	0	0	0
Disposals	(0)	9	(0)
Decrease through classified as held for sale, intangible assets other than goodwill		1,385
Amortization	0	0	0
Other Intangible Assets	1,338	1,363	3,028
Gross carrying amount [member] | Brand names [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			(0)
Acquisitions			0
Gross carrying amount [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,108	4,484	4,099
Foreign exchange	(157)	(376)	385
Additions	0	0	0
Acquisitions	0	0	0
Disposals	0	0	0
Acquisitions	0	0	0
Reclass to Assets held for sale		(0)
Other Intangible Assets	(4,108)	(4,484)	(4,099)
Foreign exchange	157	376	(385)
Amortization	0	0	0
Disposals	(0)	(0)	(0)
Decrease through classified as held for sale, intangible assets other than goodwill		(0)
Amortization	0	0	0
Other Intangible Assets	3,951	4,108	4,484
Gross carrying amount [member] | Favorable supply contracts [Member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			(0)
Acquisitions			0
Gross carrying amount [member] | Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	12,622	11,744	0
Foreign exchange	0	0	0
Additions	103	878	0
Acquisitions	0	0	12,248
Disposals	(47)	0	0
Acquisitions	0	0	(12,248)
Reclass to Assets held for sale		(0)
Other Intangible Assets	(12,622)	(11,744)	0
Foreign exchange	0	0	0
Amortization	103	878	0
Disposals	47	(0)	(0)
Decrease through classified as held for sale, intangible assets other than goodwill		(0)
Amortization	(103)	(878)	0
Other Intangible Assets	12,678	12,622	11,744
Gross carrying amount [member] | Solar projects [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			504
Acquisitions			(504)
Gross carrying amount [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	3,805	513	0
Foreign exchange	302	(63)	0
Additions	3,725	3,355	513
Acquisitions	0	0	0
Disposals	0	0	0
Acquisitions	0	0	0
Reclass to Assets held for sale		(0)
Other Intangible Assets	(3,805)	(513)	0
Foreign exchange	(302)	63	0
Amortization	3,725	3,355	513
Disposals	(0)	(0)	(0)
Decrease through classified as held for sale, intangible assets other than goodwill		(0)
Amortization	(3,725)	(3,355)	(513)
Other Intangible Assets	7,832	3,805	513
Gross carrying amount [member] | Capitalised development expenditure [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			(0)
Acquisitions			0
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	175	169	156
Foreign exchange	(1)	(13)	13
Additions	29	19	0
Acquisitions	0	0	0
Disposals	0	0	0
Acquisitions	0	0	0
Reclass to Assets held for sale		(0)
Other Intangible Assets	(175)	(169)	(156)
Foreign exchange	1	13	(13)
Amortization	29	19	0
Disposals	(0)	(0)	(0)
Decrease through classified as held for sale, intangible assets other than goodwill		(0)
Amortization	(29)	(19)	0
Other Intangible Assets	$ 203	$ 175	169
Gross carrying amount [member] | Other intangible assets [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Acquisitions			(0)
Acquisitions			$ 0